       As filed with the Securities and Exchange Commission on June 9, 2005
================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                   Investment Company Act file number 811-8267



                                Kopp Funds, Inc.
               (Exact name of registrant as specified in charter)



                       7701 France Avenue South, Suite 500
                                 Edina, MN 55435
               (Address of principal executive offices) (Zip code)



                              Kathleen S. Tillotson
                                Kopp Funds, Inc.
                       7701 France Avenue South, Suite 500
                                 Edina, MN 55435
                     (Name and address of agent for service)



                                 (952) 841-0400
               Registrant's telephone number, including area code



Date of fiscal year end: September 30, 2005



Date of reporting period: March 31, 2005


================================================================================

ITEM 1. REPORT TO STOCKHOLDERS.

May 1, 2005

DEAR SHAREHOLDERS:

The past five years have been a very difficult period in which to make money in just about any sector of the market, but it has been particularly tough to be a growth investor. The Russell 2000 Small-Cap Index produced annualized total returns of 4% over the five-year period ending March 31, 2005. But when you break that down between the growth components of the index and the value components, the difference is astonishing. It's truly a case of the haves and have-nots. Over this five-year period, the Russell 2000 Value Index produced annualized total returns of 15.4%, while the Russell 2000 Growth Index returned -6.6% annually. That represents an average difference of nearly 22% a year between value and growth. The story is basically the same across various capitalization ranges -- whether you look at a broad-market index (the Russell
3000), a large-cap index (the Russell 1000), or a mid-cap index (the Russell Midcap), though magnified at the small-cap level.

Specific to the first quarter of 2005, exposure to energy, or lack thereof, really determined performance. Of the twelve industry groups in the Russell 2000 Growth Index, only three were positive in the quarter, and two of those were energy-related. Even in the large-cap S&P 500 Index, energy was the star performer, outperforming the next best industry sector by nearly four-fold. We believe much of the extreme action in energy stocks in the first quarter was driven by a sharp increase in hedge fund activity, which now appears to be tailing off. The more typical growth industries, for example technology and health care, were definitely laggards.

To re-emphasize, it's been tough to be a growth investor. But this leads us to an important point as we look forward. As a result of this environment, in our opinion, growth stocks have become very cheap -- in other words, growth has become value. We believe the bargain shoppers are starting to appear, as we have seen a pick-up in merger and acquisition activity in 2005. Corporate managements are obviously recognizing the attractive values in growth stocks. In many cases, they are looking to fill out their product lines or sales forces more economically, through acquisitions rather than internal development.

The economy and the market showed strength in the fourth quarter such that many thought we were "off to the races." But then the race came to a sudden halt in the first quarter as both the economy and the market slowed. Investors went from fearing too much growth, the risk of inflation and an overly aggressive Fed, to fearing no growth at all. Are we zigging or are we zagging? This is just the kind of uncertainty that the market hates, and this tug of war may keep investors and their cash on the sidelines for a while longer. Our best guess, however, is that the slowdown will be temporary yet noticeable enough that the Fed may be more measured in its responses over the next several months.

KOPP EMERGING GROWTH FUND

The two primary areas of focus in the Kopp Emerging Growth Fund remain technology and health care. We believe the macro-trends of an aging population and the continuing need for data to be transmitted, stored and secured should provide the impetus for significant growth among the emerging growth companies in which we invest.

Since the birth of the "Baby Boomers" in the 1940s and 1950s, volumes have been written about their lives and their impact on the U.S. economy. The first wave of Boomers will soon be entering retirement, transitioning from being significant consumers of materials to significant consumers of medical care. Approximately 40% of the Kopp Emerging Growth

Fund invests in products and equipment to support and sustain a healthy and active life style. We believe personalized biopharmaceuticals will make treatment of ailments more cost and time efficient. In addition, diagnostics and medical devices should continue to be demand industries as their audience (Boomers) advances in age.

Developing needs for computing technology should continue to play a significant role in our daily lives. As the economic recovery continues, we believe corporations will start to spend part of their accumulated cash to upgrade systems that have been in service beyond their normal life spans. The security of an ever-expanding Internet commerce community will require more secure ways to transact business. Finally, we believe the penetration of high-speed delivery of data, voice and video will continue to grow into homes and businesses over more secure networks.

KOPP TOTAL QUALITY MANAGEMENT FUND

The Kopp Total Quality Management Fund (TQM Fund) opened to investors in the fall of 2004. Kopp Investment Advisors believes companies that are effective in using quality-based management techniques have greater potential to generate positive fundamental surprises and may represent superior long-term investment opportunities. We believe this creates a distinctive approach to investing in large-cap stocks.

The TQM strategy starts with the S&P 500 Index. The companies are fundamentally evaluated to determine the depth and effectiveness of the company's commitment to quality. The TQM Fund invests in the companies receiving the highest scores relative to their peers, chosen from a cross section of economic sectors and industries.

We believe these "Quality Advantaged" companies can outlast, outpace and outperform their peers. A demonstrated commitment to TQM-based principles and practices, including Six Sigma and other quality-oriented strategies, may lead to improved profitability, better employee relations, higher productivity, greater customer satisfaction, increased market share and improved operating performance.

We remain optimistic that investors will be the beneficiaries of an improving U.S. economy. We value you as a shareholder and thank you for your continued involvement with Kopp Funds.

Sincerely,

/s/ L.C. KOPP

LEE KOPP
President
Kopp Investment Advisors

                  It should not be assumed that either Fund's
                    stock selection or investment philosophy
                     will be profitable or will equal past
                      performance. Because of daily market
                   fluctuations, current Fund performance may
                     also be different from the performance
                   described in this report. Small-cap stocks
                   involve greater risks and volatility than
                  those of larger, more established companies.
                  Potential for profit entails possibility of
                                     loss.

                     The shareholder letter is for general
                    information only and is not intended to
                        provide specific advice or stock
                    recommendations to any individual. It is
                  also not a solicitation for the purchase or
                  sale of any security or investment advisory
                    service. The opinions in the letter are
                     those of Kopp Investment Advisors, are
                   subject to change without notice, and may
                      not come to pass. Future investment
                   decisions and commentary may be made under
                    different economic, market, and industry
                   conditions from those existing at the time
                            the letter was written.

                   A stock market index is unmanaged and does
                     not charge advisory fees, transactions
                     costs, or other expenses incurred by a
                     mutual fund. Any index will include a
                  different degree of investment in individual securities, industries, or sectors from the
                  Kopp Emerging Growth Fund or the Kopp Total
                   Quality Management Fund. The mention of an
                    index does not mean that the index is an
                     appropriate benchmark for either Fund.
                    Although the data in the letter has been
                    obtained from sources believed reliable,
                   Kopp Investment Advisors cannot guarantee
                       the accuracy of such information.

                       This report is not authorized for
                    distribution to prospective investors in
                   either Fund unless preceded or accompanied
                    by a prospectus. For more information on
                   either Fund, including current performance
                  and expenses, call 1-888-533-KOPP for a free
                       prospectus. It contains investment
                   objectives, risks, charges, expenses, and
                  other information. Read it carefully before
                   you invest or send money. Each Fund should
                      be used in a program of diversified
                   investing and not as a complete investment
                                    program.

                    Kopp Funds are distributed by Centennial
                  Lakes Capital, LLC, a member of the NASD and
                   an affiliate of Kopp Investment Advisors,
                               LLC and the Funds.

                           KOPP EMERGING GROWTH FUND
                            INDUSTRY representation
--------------------------------------------------------------------------------

(PIE CHART)

Software Applications                   11.9%
Communication Components &
  Subsystems                             8.6%
Therapeutics/Specialty
  Compounds                              7.1%
Clinical Laboratory Diagnostics          7.0%
Networking                               6.5%
Wireless Equipment                       6.3%
Point-of-Care Diagnostics                5.7%
Imaging Products                         5.0%
Telecommunication Equipment              4.8%
Database & Data Warehousing              4.3%
Semicap Equipment                        3.9%
Arthroscopy & Orthopedics                3.2%
Research Instrumentation                 3.1%
Research Supplies & Services             3.1%
Information Security                     2.9%
E-Commerce                               2.8%
Specialty Pharmaceuticals                2.8%
Test and Measurement                     2.3%
Other*                                   6.0%
Cash & Equivalents                       2.7%
                                       ------

                                       100.0%

* OTHER:
------------------------------------------
Genomics..........................   2.0%
Semiconductor.....................   1.6%
Miscellaneous Software &
  Services........................   0.9%
Machine Vision/Inspection.........   0.8%
Transaction Processing............   0.3%
Computer Peripherals..............   0.2%
Industrial Automation.............   0.2%

Percentages represent market value as a percentage of total investments on 3/31/05.

                                TOP ten HOLDINGS
--------------------------------------------------------------------------------

                                              TICKER
                                              ------
 1.  EPICOR SOFTWARE CORPORATION              EPIC
 2.  HYPERION SOLUTIONS CORPORATION           HYSL
 3.  VENTANA MEDICAL SYSTEMS, INC.            VMSI
 4.  REDBACK NETWORKS INC.                    RBAK
 5.  SYMYX TECHNOLOGIES, INC.                 SMMX

                                              TICKER
                                              ------
 6.  MEDAREX, INC.                            MEDX
 7.  SONOSITE, INC.                           SONO
 8.  VERISIGN, INC.                           VRSN
 9.  ARTHROCARE CORPORATION                   ARTC
10.  CEPHEID, INC.                            CPHD

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2005 (Unaudited)

Number of
 Shares                                               Value
---------------------------------------------------------------
COMMON STOCK -- 97.8%
---------------------------------------------------------------
ARTHROSCOPY & ORTHOPEDICS -- 3.3%
  350,000   ArthroCare Corporation                 $  9,975,000
  131,554   NuVasive, Inc.                            1,699,678
---------------------------------------------------------------
                                                     11,674,678
---------------------------------------------------------------
CLINICAL LABORATORY DIAGNOSTICS -- 7.1%
  210,000   Gen-Probe Incorporated                    9,357,600
  400,000   TriPath Imaging, Inc.                     2,816,000
  350,000   Ventana Medical Systems, Inc.            13,111,000
---------------------------------------------------------------
                                                     25,284,600
---------------------------------------------------------------
COMMUNICATION COMPONENTS &
  SUBSYSTEMS -- 8.6%
  390,000   ANADIGICS, Inc.                             561,600
  600,000   Centillium Communications, Inc.           1,536,000
2,000,000   Conexant Systems, Inc.                    3,000,000
3,000,000   Finisar Corporation                       3,750,000
1,000,000   Mindspeed Technologies Inc.               2,230,000
3,900,000   Oplink Communications, Inc.               6,123,000
  360,000   PMC-Sierra, Inc.                          3,168,000
  590,000   Skyworks Solutions, Inc.                  3,746,500
2,490,000   Vitesse Semiconductor Corporation         6,673,200
---------------------------------------------------------------
                                                     30,788,300
---------------------------------------------------------------
COMPUTER PERIPHERALS -- 0.2%
  125,000   Mobility Electronics, Inc.                  873,750
---------------------------------------------------------------
DATABASE & DATA WAREHOUSING -- 4.3%
  350,000   Hyperion Solutions Corporation           15,438,500
---------------------------------------------------------------
E-COMMERCE -- 2.8%
  350,000   VeriSign, Inc.                           10,045,000

Number of
 Shares                                               Value
---------------------------------------------------------------
GENOMICS -- 2.0%
  750,000   CuraGen Corporation                    $  3,120,000
1,000,000   Sangamo BioSciences, Inc.                 4,000,000
---------------------------------------------------------------
                                                      7,120,000
---------------------------------------------------------------
IMAGING PRODUCTS -- 5.0%
  400,000   SonoSite, Inc.                           10,392,000
  500,000   Vital Images, Inc.                        7,550,000
---------------------------------------------------------------
                                                     17,942,000
---------------------------------------------------------------
INDUSTRIAL AUTOMATION -- 0.2%
  114,000   Adept Technology, Inc.                      615,600
---------------------------------------------------------------
INFORMATION SECURITY -- 2.9%
  950,000   Digimarc Corporation                      5,842,500
  200,000   Macrovision Corporation                   4,558,000
---------------------------------------------------------------
                                                     10,400,500
---------------------------------------------------------------
MACHINE VISION/INSPECTION -- 0.8%
  220,000   CyberOptics Corporation                   2,745,600
---------------------------------------------------------------
MISCELLANEOUS SOFTWARE & SERVICES -- 0.9%
  800,000   Captaris Inc.                             3,240,000
---------------------------------------------------------------
NETWORKING -- 6.6%
4,000,000   Enterasys Networks, Inc.                  5,600,000
  490,000   Network Equipment Technologies, Inc.      2,758,700
2,000,000   Redback Networks Inc.                    11,960,000
   81,620   Verilink Corporation                        165,852
1,000,000   Visual Networks, Inc.                     3,000,000
---------------------------------------------------------------
                                                     23,484,552

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2005 (Unaudited)

Number of
 Shares                                               Value
---------------------------------------------------------------
POINT-OF-CARE DIAGNOSTICS -- 5.7%
  150,000   Biosite Incorporated                   $  7,804,500
  246,968   CardioDynamics International
             Corporation                                721,146
1,000,000   Cepheid, Inc.                             9,670,000
  562,500   Quidel Corporation                        2,199,375
---------------------------------------------------------------
                                                     20,395,021
---------------------------------------------------------------
RESEARCH INSTRUMENTATION -- 3.1%
1,000,000   Caliper Life Sciences, Inc.               6,450,000
  703,000   Harvard Bioscience, Inc.                  2,734,670
3,295,000   Transgenomic, Inc.(#)                     1,878,150
---------------------------------------------------------------
                                                     11,062,820
---------------------------------------------------------------
RESEARCH SUPPLIES & SERVICES -- 3.1%
  500,000   Symyx Technologies, Inc.                 11,025,000
---------------------------------------------------------------
SEMICAP EQUIPMENT -- 3.9%
  200,000   Brooks Automation, Inc.                   3,036,000
  150,000   MKS Instruments, Inc.                     2,382,000
  400,000   Trikon Technologies, Inc.                   800,000
  588,800   Zygo Corporation                          7,630,848
---------------------------------------------------------------
                                                     13,848,848
---------------------------------------------------------------
SEMICONDUCTOR -- 1.6%
1,700,000   QuickLogic Corporation(#)                 5,814,000
---------------------------------------------------------------
SOFTWARE APPLICATIONS -- 12.0%
1,460,000   Epicor Software Corporation              19,126,000
  750,000   MapInfo Corporation                       9,030,000
  625,000   MRO Software, Inc.                        8,768,750
   50,000   PLATO Learning, Inc.                        390,000
  500,000   Retek Inc.                                5,610,000
---------------------------------------------------------------
                                                     42,924,750

Number of
 Shares                                               Value
---------------------------------------------------------------
SPECIALTY PHARMACEUTICALS -- 2.8%
1,275,000   DepoMed, Inc.                          $  5,023,500
1,600,000   InKine Pharmaceutical Company, Inc.       4,960,000
---------------------------------------------------------------
                                                      9,983,500
---------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 4.8%
3,950,000   ADC Telecommunications, Inc.              7,860,500
  500,000   Artesyn Technologies, Inc.                4,355,000
2,100,000   Tut Systems, Inc.(#)                      5,061,000
---------------------------------------------------------------
                                                     17,276,500
---------------------------------------------------------------
TEST AND MEASUREMENT -- 2.3%
  489,900   LeCroy Corporation                        8,391,987
---------------------------------------------------------------
THERAPEUTICS/SPECIALTY COMPOUNDS -- 7.1%
1,200,000   Array BioPharma Inc.                      8,412,000
  750,000   Cell Genesys, Inc.                        3,397,500
1,500,000   Medarex, Inc.                            10,695,000
1,120,120   Neose Technologies, Inc.                  2,889,909
---------------------------------------------------------------
                                                     25,394,409
---------------------------------------------------------------
TRANSACTION PROCESSING -- 0.3%
  160,000   Lightbridge, Inc.                           968,000
---------------------------------------------------------------
WIRELESS EQUIPMENT -- 6.4%
  550,000   EMS Technologies, Inc.                    7,480,000
  280,000   REMEC, Inc.                               1,478,400
  300,000   RF Monolithics, Inc.                      1,368,000
2,920,000   Stratex Networks, Inc.                    5,372,800
2,000,000   Superconductor Technologies Inc.          1,360,000
2,400,000   WJ Communications, Inc.                   5,712,000
---------------------------------------------------------------
                                                     22,771,200
---------------------------------------------------------------
Total Common Stock (cost $526,792,719)              349,509,115

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2005 (Unaudited)

Number of
 Shares                                               Value
---------------------------------------------------------------
SHORT-TERM INVESTMENT -- 2.7%
---------------------------------------------------------------
INVESTMENT COMPANY -- 2.7%
9,746,324   First American Prime Obligations
             Fund, Class I(*)                      $  9,746,324
---------------------------------------------------------------
Total Short-Term Investment (cost $9,746,324)         9,746,324
---------------------------------------------------------------
Total Investments -- 100.5% (cost $536,539,043)     359,255,439
---------------------------------------------------------------
Liabilities, less Other Assets -- (0.5)%            (1,911,498)
---------------------------------------------------------------
NET ASSETS -- 100.0%                               $357,343,941
---------------------------------------------------------------


# Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See note 7.

* Income producing security. All other securities are non-income producing.

                     See Notes to the Financial Statements.

                       KOPP TOTAL QUALITY MANAGEMENT FUND
                             SECTOR representation
--------------------------------------------------------------------------------

(PIE CHART)

Consumer Discretionary                  16.6%
Financials                              15.9%
Information Technology                  15.4%
Industrials                             11.8%
Health Care                             11.2%
Consumer Staples                         7.0%
Utilities                                7.0%
Energy                                   6.5%
Materials                                6.3%
Telecommunication Services               1.9%
Exchange Traded Funds                    0.2%
Cash & Equivalents                       0.2%
                                       ------

                                       100.0%

Percentages represent market value as a percentage of total investments on 3/31/05.

                                TOP ten HOLDINGS
--------------------------------------------------------------------------------

                                              TICKER
                                              ------
 1.  HCA, INC.                                HCA
 2.  WILLAMS COMPANIES, INC.                  WMB
 3.  PROGRESSIVE CORPORATION                  PGR
 4.  EXXON MOBIL CORPORATION                  XOM
 5.  ANDARKO PETROLEUM CORPORATION            APC

                                              TICKER
                                              ------
 6.  MONSANTO COMPANY                         MON
 7.  QUEST DIAGNOSTICS INCORPORATED           DGX
 8.  BOEING COMPANY                           BA
 9.  ALLSTATE CORPORATION                     ALL
10.  HERSHEY FOODS CORPORATION                HSY

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS

March 31, 2005 (Unaudited)

Number of
 Shares                                                Value
---------------------------------------------------------------
COMMON STOCK -- 99.5%
---------------------------------------------------------------
AEROSPACE & DEFENSE -- 2.2%
  5,000     Boeing Company                          $   292,300
  4,500     Lockheed Martin Corporation                 274,770
---------------------------------------------------------------
                                                        567,070
---------------------------------------------------------------
AIR FREIGHT & LOGISTICS -- 0.9%
  2,600     FedEx Corp.                                 244,270
---------------------------------------------------------------
AIRLINES -- 0.9%
 16,800     Southwest Airlines Co.                      239,232
---------------------------------------------------------------
AUTO COMPONENTS -- 1.0%
  4,600     Johnson Controls, Inc.                      256,496
---------------------------------------------------------------
AUTOMOBILES -- 1.0%
  4,400     Harley-Davidson, Inc.                       254,144
---------------------------------------------------------------
BEVERAGES -- 2.0%
  5,600     Anheuser-Busch Companies, Inc.              265,384
  4,700     PepsiCo, Inc.                               249,241
---------------------------------------------------------------
                                                        514,625
---------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
  4,000     Amgen, Inc.*                                232,840
---------------------------------------------------------------
CAPITAL MARKETS -- 2.9%
  4,500     Merrill Lynch & Co., Inc.                   254,700
  5,700     Northern Trust Corporation                  247,608
  5,700     State Street Corporation                    249,204
---------------------------------------------------------------
                                                        751,512

Number of
 Shares                                                Value
---------------------------------------------------------------
CHEMICALS -- 3.2%
  4,400     Air Products & Chemicals, Inc.          $   278,476
  5,200     Dow Chemical Company                        259,220
  4,600     Monsanto Company                            296,700
---------------------------------------------------------------
                                                        834,396
---------------------------------------------------------------
COMMERCIAL BANKS -- 4.1%
  6,500     First Horizon National Corporation          265,135
  5,000     PNC Financial Services Group, Inc.          257,400
  3,800     SunTrust Banks, Inc.                        273,866
  4,500     Wells Fargo & Company                       269,100
---------------------------------------------------------------
                                                      1,065,501
---------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
 12,100     Cendant Corporation                         248,534
  5,600     Pitney Bowes, Inc.                          252,672
---------------------------------------------------------------
                                                        501,206
---------------------------------------------------------------
COMMUNICATIONS EQUIPMENT -- 2.9%
 12,700     Cisco Systems, Inc.*                        227,203
 23,700     Corning, Inc.*                              263,781
 17,500     Motorola, Inc.                              261,975
---------------------------------------------------------------
                                                        752,959
---------------------------------------------------------------
COMPUTERS & PERIPHERALS -- 2.0%
  6,700     Dell, Inc.*                                 257,414
  2,900     International Business Machines
             Corporation                                265,002
---------------------------------------------------------------
                                                        522,416
---------------------------------------------------------------
CONSUMER FINANCE -- 1.9%
  5,000     American Express Company                    256,850
 10,300     MBNA Corporation                            252,865
---------------------------------------------------------------
                                                        509,715

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2005 (Unaudited)

Number of
 Shares                                                Value
---------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.0%
  8,600     Bemis Company, Inc.                     $   267,632
---------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 1.0%
  5,700     Citigroup, Inc.                             256,158
---------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
  SERVICES -- 1.9%
 13,500     AT&T Corp.                                  253,125
  6,800     Verizon Communications, Inc.                241,400
---------------------------------------------------------------
                                                        494,525
---------------------------------------------------------------
ELECTRIC UTILITIES -- 4.0%
  3,900     Entergy Corporation                         275,574
  6,800     FPL Group, Inc.                             273,020
  5,800     Progress Energy, Inc.                       243,310
  7,800     Southern Company                            248,274
---------------------------------------------------------------
                                                      1,040,178
---------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 0.9%
  3,800     Emerson Electric Co.                        246,734
---------------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS -- 0.7%
 54,600     Solectron Corp.*                            189,462
---------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES -- 2.1%
  6,200     Halliburton Company                         268,150
  4,900     Noble Corporation*+                         275,429
---------------------------------------------------------------
                                                        543,579
---------------------------------------------------------------
FOOD & STAPLES RETAILING -- 1.9%
  6,100     Walgreen Co.                                270,962
  4,400     Wal-Mart Stores, Inc.                       220,484
---------------------------------------------------------------
                                                        491,446

Number of
 Shares                                                Value
---------------------------------------------------------------
FOOD PRODUCTS -- 2.1%
  4,700     Hershey Foods Corporation               $   284,162
 12,200     Sara Lee Corporation                        270,352
---------------------------------------------------------------
                                                        554,514
---------------------------------------------------------------
GAS UTILITIES -- 0.9%
  6,000     KeySpan Corporation                         233,820
---------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
  7,400     Baxter International, Inc.                  251,452
  5,000     Medtronic, Inc.                             254,750
  6,500     St. Jude Medical, Inc.*                     234,000
---------------------------------------------------------------
                                                        740,202
---------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES -- 4.4%
  4,600     Cardinal Health, Inc.                       256,680
  5,800     HCA, Inc.                                   310,706
  2,800     Quest Diagnostics Incorporated              294,364
  2,900     UnitedHealth Group, Inc.                    276,602
---------------------------------------------------------------
                                                      1,138,352
---------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE -- 2.0%
  4,000     Marriott International, Inc. -- Class
             A                                          267,440
  4,900     Starbucks Corporation*                      253,134
---------------------------------------------------------------
                                                        520,574
---------------------------------------------------------------
HOUSEHOLD DURABLES -- 1.9%
  3,000     Black & Decker Corporation                  236,970
  4,000     Whirlpool Corporation                       270,920
---------------------------------------------------------------
                                                        507,890
---------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.0%
  5,100     Procter & Gamble Company                    270,300

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2005 (Unaudited)

Number of
 Shares                                                Value
---------------------------------------------------------------
INDUSTRIAL CONGLOMERATES -- 2.0%
  3,000     3M Co.                                  $   257,070
  7,200     General Electric Company                    259,632
---------------------------------------------------------------
                                                        516,702
---------------------------------------------------------------
INFORMATION TECHNOLOGY SERVICES -- 2.1%
  6,000     Computer Sciences Corporation*              275,100
  6,700     First Data Corporation                      263,377
---------------------------------------------------------------
                                                        538,477
---------------------------------------------------------------
INSURANCE -- 4.2%
  5,300     Allstate Corporation                        286,518
  4,100     American International Group, Inc.          227,181
  6,900     Metlife, Inc.                               269,790
  3,300     Progressive Corporation                     302,808
---------------------------------------------------------------
                                                      1,086,297
---------------------------------------------------------------
INTERNET & CATALOG RETAIL -- 0.7%
  4,800     eBay, Inc.*                                 178,848
---------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS -- 1.0%
  7,700     Eastman Kodak Company                       250,635
---------------------------------------------------------------
MACHINERY -- 2.9%
  2,700     Caterpillar, Inc.                           246,888
  3,700     Eaton Corporation                           241,980
  3,300     Ingersoll-Rand Company, Ltd. -- Class
             A(+)                                       262,845
---------------------------------------------------------------
                                                        751,713
---------------------------------------------------------------
MEDIA -- 3.0%
  4,000     Knight-Ridder, Inc.                         269,000
 15,300     Time Warner, Inc.*                          268,515
  8,900     Walt Disney Company                         255,697
---------------------------------------------------------------
                                                        793,212

Number of
 Shares                                                Value
---------------------------------------------------------------
METALS & MINING -- 1.1%
  4,900     Nucor Corporation                       $   282,044
---------------------------------------------------------------
MULTILINE RETAIL -- 2.0%
  5,000     Nordstrom, Inc.                             276,900
  4,800     Target Corporation                          240,096
---------------------------------------------------------------
                                                        516,996
---------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 2.1%
  3,700     Dominion Resources Inc.                     275,391
 10,000     Duke Energy Corporation                     280,100
---------------------------------------------------------------
                                                        555,491
---------------------------------------------------------------
OFFICE ELECTRONICS -- 1.0%
 17,600     Xerox Corporation*                          266,640
---------------------------------------------------------------
OIL & GAS -- 4.4%
  3,900     Anadarko Petroleum Corporation              296,790
  2,400     ConocoPhillips                              258,816
  5,000     Exxon Mobil Corporation                     298,000
 16,300     Williams Companies, Inc.                    306,603
---------------------------------------------------------------
                                                      1,160,209
---------------------------------------------------------------
PAPER & FOREST PRODUCTS -- 1.0%
  3,900     Weyerhaeuser Company                        267,150
---------------------------------------------------------------
PHARMACEUTICALS -- 3.1%
  4,200     Johnson & Johnson                           282,072
  8,400     Merck & Co., Inc.                           271,908
  9,500     Pfizer, Inc.                                249,565
---------------------------------------------------------------
                                                        803,545
---------------------------------------------------------------
REAL ESTATE -- 1.0%
  8,400     Equity Office Properties Trust              253,092

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2005 (Unaudited)

Number of
 Shares                                                Value
---------------------------------------------------------------
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT -- 4.0%
 16,000     Applied Materials, Inc.*                $   260,000
 10,700     Intel Corporation                           248,561
 13,300     National Semiconductor Corporation          274,113
  9,900     Texas Instruments, Inc.                     252,351
---------------------------------------------------------------
                                                      1,035,025
---------------------------------------------------------------
SOFTWARE -- 2.7%
  6,100     Intuit, Inc.*                               266,997
  8,600     Microsoft Corporation                       207,862
 18,700     Oracle Corporation*                         233,376
---------------------------------------------------------------
                                                        708,235
---------------------------------------------------------------
SPECIALTY RETAIL -- 3.0%
  5,000     Best Buy Co., Inc.                          270,050
  6,700     Home Depot, Inc.                            256,208
  8,100     Staples, Inc.                               254,583
---------------------------------------------------------------
                                                        780,841
---------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
  4,700     Coach, Inc.*                                266,161
---------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE -- 0.8%
  3,900     Fannie Mae                                  212,355
---------------------------------------------------------------
Total Common Stock (cost $22,068,248)                25,965,416

Number of
 Shares                                                Value
---------------------------------------------------------------
INVESTMENT COMPANY -- 0.2%
---------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.2%
    300     Rydex S&P Equal Weight ETF              $    45,615
---------------------------------------------------------------
Total Investment Company (cost $45,008)                  45,615
---------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.2%
---------------------------------------------------------------
INVESTMENT COMPANY -- 0.2%
 62,433     First American Prime Obligations Fund,
             Class I                                     62,433
---------------------------------------------------------------
Total Short-Term Investment (cost $62,433)               62,433
---------------------------------------------------------------
Total Investments -- 99.9% (cost $22,175,689)        26,073,464
---------------------------------------------------------------
Other Assets less Liabilities -- 0.1%                    23,827
---------------------------------------------------------------
NET ASSETS -- 100.0%                                $26,097,291
---------------------------------------------------------------

* Non-income producing. All other securities are income producing.

+ U.S. traded security of a foreign issuer.

                     See Notes to the Financial Statements.

KOPP FUNDS, INC.
INFORMATION ABOUT YOUR FUNDS'
EXPENSES

March 31, 2005 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any, and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2004 through March 31, 2005.

The following tables provide information about actual account values and actual expenses. The Examples below include, but are not limited to, management fees, distribution and/or service fees (12b-1), fund accounting, custody and transfer agent fees. The Examples do not include portfolio trading commissions and related expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The tables also provide information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of either Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

KOPP FUNDS, INC.
EXPENSE EXAMPLES

                                                                Beginning        Ending        Expenses Paid
                                                              Account Value   Account Value   During Period*
KOPP EMERGING GROWTH FUND                                        10/1/04         3/31/05      10/1/04-3/31/05
-------------------------                                     -------------   -------------   ---------------
ACTUAL
    Class A                                                     $1,000.00       $1,000.00         $ 8.38
    Class I                                                      1,000.00        1,002.40           6.64
    Class C                                                      1,000.00          997.40          11.60
HYPOTHETICAL
  (5% ANNUAL RETURN BEFORE EXPENSES)
    Class A                                                     $1,000.00       $1,016.55         $ 8.45
    Class I                                                      1,000.00        1,018.30           6.69
    Class C                                                      1,000.00        1,013.31          11.70

                                                                Beginning        Ending        Expenses Paid
                                                              Account Value   Account Value   During Period*
KOPP TOTAL QUALITY MANAGEMENT FUND                               10/1/04         3/31/05      10/1/04-3/31/05
----------------------------------                            -------------   -------------   ---------------
ACTUAL
    Class A                                                     $1,000.00       $1,069.80         $ 7.74
    Class I                                                      1,000.00        1,069.80           7.74
    Class C                                                      1,000.00        1,069.80           7.74
HYPOTHETICAL
  (5% ANNUAL RETURN BEFORE EXPENSES)
    Class A                                                     $1,000.00       $1,017.45         $ 7.54
    Class I                                                      1,000.00        1,017.45           7.54
    Class C                                                      1,000.00        1,017.45           7.54

* Expenses are equal to each Fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). For the six month period ended March 31, 2005, the annualized expense ratios of the Kopp Emerging Growth Fund, Class A, Class I, and Class C were 1.68%, 1.33%, and 2.33%, respectively. For the six month period ended March 31, 2005, the annualized expense ratios of the Kopp Total Quality Management Fund, Class A, Class I, and Class C were each capped at 1.50%.

KOPP FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2005 (Unaudited)

                                                                   Emerging       Total Quality
                                                                    Growth          Management
                                                                     Fund              Fund

------------------------------------------------------------------------------------------------
ASSETS
Investments in securities, at value:
  Investments in securities of unaffiliated issuers (cost
    $494,010,623 and $22,175,689, respectively)                 $  346,502,289    $   26,073,464
  Investments in securities of affiliated issuers (cost
    $42,528,420 and $0, respectively)                               12,753,150                --
------------------------------------------------------------------------------------------------
Total investments in securities (cost $536,539,043 and
  $22,175,689, respectively)                                       359,255,439        26,073,464
Receivable from capital shares sold                                    130,989            27,953
Income receivable                                                       11,842            35,661
Prepaid expenses                                                        30,867            45,935
------------------------------------------------------------------------------------------------
Total Assets                                                       359,429,137        26,183,013
------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
  Capital shares redeemed                                              968,152                --
  Due to investment advisor                                            330,670            12,489
  Service fees                                                         211,543             3,865
  Transfer agent fees and expenses                                     204,364            25,982
  Administration fees                                                  103,621             9,977
  Distribution fees                                                     93,249             1,961
  Printing and mailing                                                  66,906             7,652
  Fund accounting fees                                                  34,585             9,063
  Audit fees                                                             8,313             8,244
  Due to affiliated distributor                                         34,334                --
Accrued other expenses                                                  29,459             6,489
------------------------------------------------------------------------------------------------
Total Liabilities                                                    2,085,196            85,722
------------------------------------------------------------------------------------------------
NET ASSETS                                                      $  357,343,941    $   26,097,291
------------------------------------------------------------------------------------------------


                     See Notes to the Financial Statements.

KOPP FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES continued
March 31, 2005 (Unaudited)

                                                                   Emerging       Total Quality
                                                                    Growth          Management
                                                                     Fund              Fund

------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
Capital stock                                                   $      445,171    $       20,780
Paid-in-capital in excess of par                                   631,785,155        21,516,182
Accumulated undistributed net investment income (loss)              (3,605,149)           15,036
Accumulated net realized gains (losses) on investments             (93,997,632)          647,518
Unrealized net appreciation (depreciation) on investments         (177,283,604)        3,897,775
------------------------------------------------------------------------------------------------
Total Net Assets                                                $  357,343,941    $   26,097,291
------------------------------------------------------------------------------------------------
CLASS A
Net Assets                                                      $  270,298,177    $    6,373,790
Shares authorized ($0.01 par value)                              3,000,000,000     3,000,000,000
Shares issued and outstanding                                       33,773,943           507,543
Net asset value per share (note 1)                              $         8.00    $        12.56
------------------------------------------------------------------------------------------------
Maximum offering price per share (note 1)                       $         8.29    $        13.02
------------------------------------------------------------------------------------------------
CLASS I
Net Assets                                                      $   65,361,062    $   19,434,045
Shares authorized ($0.01 par value)                              3,000,000,000     3,000,000,000
Shares issued and outstanding                                        7,923,891         1,547,393
Net asset value, offering price and redemption price per
  share                                                         $         8.25    $        12.56
------------------------------------------------------------------------------------------------
CLASS C
Net Assets                                                      $   21,684,702    $      289,456
Shares authorized ($0.01 par value)                              3,000,000,000     3,000,000,000
Shares issued and outstanding                                        2,819,314            23,050
Net asset value and offering price per share (note 1)           $         7.69    $        12.56
------------------------------------------------------------------------------------------------


                     See Notes to the Financial Statements.

KOPP FUNDS, INC.
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2005 (Unaudited)

                                                                  Emerging      Total Quality
                                                                   Growth        Management
                                                                    Fund            Fund

---------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                       $     48,528     $  249,378
---------------------------------------------------------------------------------------------
Total investment income                                               48,528        249,378
---------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fee                                            2,197,457        126,527
Service fees -- Class A                                              424,933          5,610
Service fees -- Class C                                               32,773            223
12b-1 fees -- Class A                                                169,973          2,244
12b-1 fees -- Class C                                                 98,320            668
Transfer agent fees and expenses                                     318,431         35,382
Fund administration fees                                             158,983         14,983
Fund accounting fees                                                  49,710         13,950
Professional fees                                                     42,278         11,441
Reports to shareholders                                               40,886          2,952
Custody fees                                                          25,067          4,929
Federal and state registration fees                                   21,821         19,808
Directors' fees and expenses                                          14,137            787
Other expenses                                                        58,908          7,439
---------------------------------------------------------------------------------------------
Total expenses before waivers                                      3,653,677        246,943
Less: Waiver of expenses by investment advisor                            --        (57,159)
---------------------------------------------------------------------------------------------
Net expenses                                                       3,653,677        189,784
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (3,605,149)        59,594
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investment transactions:
  Net realized gain (loss) on investment transactions of
    unaffiliated issuers                                         (49,864,239)       703,368
  Net realized gain on investment transactions of affiliated
    issuers                                                       14,338,228             --
Change in unrealized appreciation on investments                  46,518,456        833,829
---------------------------------------------------------------------------------------------
Net gain on investments                                           10,992,445      1,537,197
---------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $  7,387,296     $1,596,791
---------------------------------------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                               Six Months Ended     Year Ended
                                                                March 31, 2005     September 30,
                                                                 (Unaudited)           2004

------------------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                              $ (3,605,149)     $  (8,782,143)
Net realized loss on investments                                  (35,526,011)       (24,350,828)
Change in unrealized appreciation (depreciation) on
  investments                                                      46,518,456        (26,955,894)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                        7,387,296        (60,088,865)
------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
  Class A:
    Proceeds from shares sold                                      11,047,084         71,432,372
    Cost of shares redeemed                                       (80,127,093)      (115,748,312)
    Redemption fees                                                     2,281              2,672
  Class I:
    Proceeds from shares sold                                       1,605,161          4,182,717
    Cost of shares redeemed                                        (3,412,213)        (4,305,534)
    Redemption fees                                                        17                 --
  Class C:
    Proceeds from shares sold                                       4,327,434         10,136,343
    Cost of shares redeemed                                        (8,667,469)        (9,471,987)
------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital share
  transactions                                                    (75,224,798)       (43,771,729)
------------------------------------------------------------------------------------------------
TOTAL DECREASE IN NET ASSETS                                      (67,837,502)      (103,860,594)
------------------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                               425,181,443        529,042,037
------------------------------------------------------------------------------------------------
End of period                                                    $357,343,941      $ 425,181,443
------------------------------------------------------------------------------------------------


                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   December 1,
                                                                                      2003
                                                               Six Months Ended      through       Year Ended
                                                                March 31, 2005    September 30,   November 30,
                                                                 (Unaudited)         2004(1)         2003(1)

---------------------------------------------------------------------------------------------------------------

OPERATIONS

Net investment income                                            $    59,594       $    26,313     $    68,276

Net realized gain on investments                                     703,368           565,729         344,247

Change in unrealized appreciation on investments                     833,829           939,186       1,763,998
---------------------------------------------------------------------------------------------------------------

Net increase in net assets resulting from operations               1,596,791         1,531,228       2,176,521
---------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

  From net investment income:

    Class A                                                           (9,291)             --              --

    Class I                                                          (36,153)          (22,013)        (73,328)

    Class C                                                             (298)             --              --

  From net realized gain on investments:

    Class I                                                             --            (617,765)       (348,060)
---------------------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from distributions to
  shareholders                                                       (45,742)         (639,778)       (421,388)
---------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

  Class A:

    Proceeds from shares sold                                      6,589,492              --              --

    Net asset value of shares issued from reinvestment of
      distributions                                                    8,762              --              --

    Cost of shares redeemed                                         (394,733)             --              --

  Class I:

    Proceeds from shares sold                                        379,954           306,639         108,359

    Net asset value of shares issued from reinvestment of
      distributions                                                   34,036           591,182         392,503

    Cost of shares redeemed                                       (2,987,840)       (2,258,943)     (1,938,894)

    Redemption fees                                                       59              --              --

  Class C:

    Proceeds from shares sold                                        314,980              --              --

    Net asset value of shares issued from reinvestment of
      distributions                                                      249              --              --

    Cost of shares redeemed                                          (31,094)             --              --
---------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from capital
  share transactions                                               3,913,865        (1,361,122)     (1,438,032)
---------------------------------------------------------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                            5,464,914          (469,672)        317,101
---------------------------------------------------------------------------------------------------------------

NET ASSETS

Beginning of period                                               20,632,377        21,102,049      20,784,948
---------------------------------------------------------------------------------------------------------------

End of period                                                    $26,097,291       $20,632,377     $21,102,049
---------------------------------------------------------------------------------------------------------------


(1) The period ended September 30, 2004 and the year ended November 30, 2003 include the historical financial records of General Securities Incorporated. The assets of General Securities Incorporated were acquired by Kopp Total Quality Management Fund at the close of business on September 30, 2004. In connection with such acquisition, the shares of General Securities Incorporated were exchanged into Class I shares of Kopp Total Quality Management Fund.

                     See Notes to the Financial Statements.

KOPP EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

                                       Six Months
                                          Ended        Year Ended     Year Ended     Year Ended      Year Ended      Year Ended
                                        Mar. 31,       Sept. 30,      Sept. 30,      Sept. 30,       Sept. 30,       Sept. 30,
                                          2005            2004           2003           2002            2001            2000
                                       ----------      ----------     ----------     ----------      ----------      ----------
                                         Class A        Class A        Class A        Class A         Class A
                                       (Unaudited)                                                                    Class A
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period      $ 8.00          $ 9.10         $ 4.69         $ 8.64          $30.78           $11.89

-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss                        (0.08)(2)       (0.17)(2)      (0.11)(2)      (0.15)(2)       (0.22)(2)        (0.38)(1)
Net realized and unrealized gain
 (loss) on investments                      0.08           (0.93)          4.52          (3.80)         (19.83)           19.27
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations            0.00           (1.10)          4.41          (3.95)         (20.05)           18.89
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from net realized gain        --              --             --             --             (2.09)            --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $ 8.00          $ 8.00         $ 9.10         $ 4.69          $ 8.64           $30.78

-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)       $270,298        $332,684       $423,165       $217,177        $412,503       $1,201,524
Ratio of expenses to average net
 assets                                     1.68%(6)        1.66%          1.72%          1.69%           1.60%            1.68%(3)
Ratio of net investment loss to
 average net assets                        (1.66)%(6)      (1.65)%        (1.71)%        (1.67)%         (1.43)%          (1.55)%(3)
Portfolio turnover rate(4)                  11.0%(7)        11.0%          26.9%          17.4%            6.6%            21.9%
Total return(5)                             0.00%(7)      (12.09)%        94.03%        (45.72)%        (69.58)%         158.87%

-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------
PER SHARE DATA
Net asset value, beginning of period
-------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss
Net realized and unrealized gain
 (loss) on investments
-------------------------------------
Total from investment operations
-------------------------------------
LESS DISTRIBUTIONS
Distributions from net realized gain
-------------------------------------
Net asset value, end of period
-------------------------------------
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)
Ratio of expenses to average net
 assets
Ratio of net investment loss to
 average net assets
Portfolio turnover rate(4)
Total return(5)
-------------------------------------

(1) Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.

(2) Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.

(3) For the year ended September 30, 2000, the ratio includes Advisor fee-waiver recovery (net) of 0.15% for Class A, Class I and Class C.

(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5) Total return excludes sales charges.

(6) Annualized.

(7) Not annualized.

                                       21

    Six Months                                                                                 Six Months
       Ended        Year Ended     Year Ended     Year Ended     Year Ended     Year Ended        Ended        Year Ended
     Mar. 31,       Sept. 30,      Sept. 30,      Sept. 30,      Sept. 30,      Sept. 30,       Mar. 31,       Sept. 30,
       2005            2004           2003           2002           2001           2000           2005            2004
    ----------      ----------     ----------     ----------     ----------     ----------     ----------      ----------
      Class I        Class I        Class I        Class I        Class I        Class I         Class C        Class C
    (Unaudited)                                                                                (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
       $ 8.23         $ 9.33         $ 4.79         $ 8.79         $31.17         $12.00          $ 7.71         $ 8.83

-------------------------------------------------------------------------------------------------------------------------
        (0.06)(2)      (0.13)(2)      (0.08)(2)      (0.12)(2)      (0.18)(2)      (0.30)(1)       (0.11)(2)      (0.22)(2)
         0.08          (0.97)          4.62          (3.88)        (20.11)         19.47            0.09          (0.90)
-------------------------------------------------------------------------------------------------------------------------
         0.02          (1.10)          4.54          (4.00)        (20.29)         19.17           (0.02)         (1.12)
-------------------------------------------------------------------------------------------------------------------------
         --             --             --             --            (2.09)          --              --             --
-------------------------------------------------------------------------------------------------------------------------
       $ 8.25         $ 8.23         $ 9.33         $ 4.79         $ 8.79         $31.17          $ 7.69         $ 7.71

-------------------------------------------------------------------------------------------------------------------------
      $65,361        $66,871        $76,501        $31,920        $58,767       $200,347         $21,685        $25,626
         1.33%(6)       1.31%          1.37%          1.34%          1.25%          1.33%(3)        2.33%(6)       2.31%
        (1.31)%(6)     (1.30)%        (1.36)%        (1.32)%        (1.08)%        (1.20)%(3)      (2.31)%(6)     (2.30)%
         11.0%(7)       11.0%          26.9%          17.4%           6.6%          21.9%           11.0%(7)       11.0%
         0.24%(7)     (11.79)%        94.78%        (45.51)%       (69.47)%       159.75%          (0.26)%(7)    (12.68)%

-------------------------------------------------------------------------------------------------------------------------


     Year Ended     Year Ended     Year Ended     Year Ended
     Sept. 30,      Sept. 30,      Sept. 30,      Sept. 30,
        2003           2002           2001           2000
     ----------     ----------     ----------     ----------
      Class C        Class C        Class C
                                                   Class C
---------------------------------------------------------------
       $ 4.58         $ 8.49         $30.49         $11.85
---------------------------------------------------------------
        (0.14)(2)      (0.21)(2)      (0.29)(2)      (0.60)(1)
         4.39          (3.70)        (19.62)         19.24
---------------------------------------------------------------
         4.25          (3.91)        (19.91)         18.64
---------------------------------------------------------------
         --             --            (2.09)          --
---------------------------------------------------------------
       $ 8.83         $ 4.58         $ 8.49         $30.49
---------------------------------------------------------------
      $29,376        $12,364        $21,705        $44,111
         2.37%          2.34%          2.25%          2.33%(3)
        (2.36)%        (2.32)%        (2.08)%        (2.20)%(3)
         26.9%          17.4%           6.6%          21.9%
        92.80%        (46.05)%       (69.79)%       157.30%
---------------------------------------------------------------

                     See Notes to the Financial Statements.

KOPP TOTAL QUALITY MANAGEMENT FUND
FINANCIAL HIGHLIGHTS

                                                              Six Months
                                                                 Ended
                                                               Mar. 31,
                                                                2005(1)
                                                              ----------
                                                                Class A
                                                              (Unaudited)
--------------------------------------------------------------------------------
PER SHARE DATA
Net asset value, beginning of period                             $11.76

--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                              0.03
Net realized and unrealized gain (loss) on investments             0.79
--------------------------------------------------------------------------------
Total from investment operations                                   0.82

--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from net investment income                          (0.02)
Distributions from net realized gain                               --
--------------------------------------------------------------------------------
Total distributions to shareholders                               (0.02)
--------------------------------------------------------------------------------
Net asset value, end of period                                   $12.56

--------------------------------------------------------------------------------
SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000's)                                $6,374
Ratio of expenses to average net assets:
 Before expense waivers                                            2.20%(2)
 After expense waivers                                             1.50%(2)
Ratio of net investment income (loss) to average net assets:
 Before expense waivers                                           (0.23)%(2)
 After expense waivers                                             0.47%(2)
Portfolio turnover rate(4)                                         20.7%(3)
Total return(5)                                                    6.98%(3)

--------------------------------------------------------------------------------


(1) Commenced operations on September 30, 2004.

(2) Annualized.

(3) Not annualized.

(4) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(5) Total return excludes sales charges. Total return would have been lower had certain expenses not been reduced.

                 Dec. 1,
Six Months         2003                                                                                   Six Months
   Ended         through       Year Ended     Year Ended     Year Ended     Year Ended     Year Ended        Ended
 Mar. 31,       Sept. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Nov. 30,       Mar. 31,
   2005          2004(6)        2003(6)        2002(6)        2001(6)        2000(6)        1999(6)         2005(1)
----------      ---------      ----------     ----------     ----------     ----------     ----------     ----------
  Class I        Class I        Class I        Class I        Class I        Class I        Class I         Class C
(Unaudited)                                                                                               (Unaudited)
--------------------------------------------------------------------------------------------------------------------------
  $ 11.76        $ 11.31        $ 10.35        $ 13.36        $ 15.81        $ 16.93        $ 16.34         $11.76

--------------------------------------------------------------------------------------------------------------------------
     0.03           0.01           0.04           0.00           0.07           0.09           0.12           0.03
     0.79           0.81           1.15          (2.59)         (2.41)         (1.09)          3.11           0.79
--------------------------------------------------------------------------------------------------------------------------
     0.82           0.82           1.19          (2.59)         (2.34)         (1.00)          3.23           0.82

--------------------------------------------------------------------------------------------------------------------------
    (0.02)         (0.01)         (0.04)         (0.01)         (0.07)         (0.09)         (0.06)         (0.02)
     --            (0.36)         (0.19)         (0.41)         (0.04)         (0.03)         (2.58)          --
--------------------------------------------------------------------------------------------------------------------------
    (0.02)         (0.37)         (0.23)         (0.42)         (0.11)         (0.12)         (2.64)         (0.02)
--------------------------------------------------------------------------------------------------------------------------
   $12.56         $11.76         $11.31         $10.35         $13.36         $15.81         $16.93         $12.56

--------------------------------------------------------------------------------------------------------------------------
  $19,434        $20,632        $21,102        $20,785        $28,439        $40,290        $41,638           $289
     1.89%(2)       2.07%(2)       1.97%          1.83%          1.61%          1.40%          1.49%          2.85%(2)
     1.50%(2)       1.50%(2)       1.50%          1.50%          1.50%          1.40%          1.49%          1.50%(2)
     0.08%(2)      (0.42)%(2)     (0.13)%        (0.35)%         0.35%          0.42%          0.70%         (0.92)%(2)
     0.47%(2)       0.15%(2)       0.34%         (0.02)%         0.46%          0.42%          0.70%          0.43%(2)
     20.7%(3)        6.0%(3)       50.0%          68.0%           1.0%           5.0%          22.0%          20.7%(3)
     6.98%(3)       7.34%(3)      11.50%        (19.34)%       (14.86)%        (5.92)%        19.85%          6.98%(3)

--------------------------------------------------------------------------------------------------------------------------


(6) The financial highlights for Class I as set forth herein include the historical financial highlights of General Securities Incorporated. The assets of General Securities Incorporated were acquired by Kopp Total Quality Management Fund at the close of business on September 30, 2004. In connection with such acquisition, the shares of General Securities Incorporated were exchanged into Class I shares of Kopp Total Quality Management Fund.

                     See Notes to the Financial Statements.

KOPP FUNDS, INC.
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2005 (Unaudited)

1. ORGANIZATION

Kopp Funds, Inc. (the "Company" or the "Funds") was incorporated on June 12, 1997, as a Minnesota corporation, and is registered as an open-end, investment management company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Company consists of two series: the Kopp Emerging Growth Fund ("Emerging Growth Fund") and the Kopp Total Quality Management Fund ("Total Quality Management Fund"), each of which has separate assets and liabilities and differing investment objectives. The Emerging Growth Fund is a non-diversified series and the Quality Management Fund is a diversified series of the Company.

The Emerging Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks of companies that Kopp Investment Advisors, LLC (the "Advisor") believes to have the potential for superior growth. The Total Quality Management Fund's investment objective is to seek long-term capital appreciation by investing primarily in common stocks of companies that the Advisor determines have implemented a Quality Management System.

The Company's registration statement was declared effective on September 16, 1997. The Emerging Growth Fund commenced operations on October 1, 1997 and the Total Quality Management Fund commenced operations on September 30, 2004.

The Funds have each issued three classes of shares: Class A, Class C, and Class
I. Each class of shares has identical rights and privileges except that each class bears its own expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Class A shares are subject to an initial sales charge imposed at the time of purchase, in accordance with each Fund's prospectus. The maximum sales charge on Class A shares is 3.50% of the offering price or 3.63% of the net asset value. Investments in Class A shares above $1 million are subject to a contingent deferred sales charge at the time of redemption, in accordance with each Fund's prospectus. The maximum sales charge is 1% for redemptions within the first 24 months and 0% thereafter. Class A shares may also be subject to a 2% redemption fee on certain redemptions made within 30 days of purchase. The Class I shares are subject to a 2% redemption fee of the then current value of the shares on redemptions made within 24 months of purchase. The Class C shares are subject to a contingent deferred sales charge at the time of redemption, in accordance with each Fund's prospectus. The maximum sales charge is 1% for redemptions in the first year and 0% thereafter. Class C shares may also be subject to a 2% redemption fee on certain redemptions made within 30 days of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Common stocks and other equity-type securities traded primarily on a national securities exchange are valued at the last sales price. For securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is below the bid, the bid will be the closing price. Securities traded on a national securities exchange or NASDAQ for which there were no transactions on a given day, and securities not listed on a national securities exchange or NASDAQ, are valued at the average of the most recent bid and asked prices. Investments for which the above valuation procedures are inappropriate, when valuations are not readily available or when valuations are deemed not to reflect fair value are stated at fair value as determined in good faith under procedures approved by the Board of Directors. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board of Directors. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on dispositions; trading in similar securities of the same issuer or comparable companies; information received from brokers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Board of Directors has approved the use of pricing services to assist the Funds in the determination of net asset value. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

FEDERAL INCOME TAXES

Each Fund intends to qualify for treatment as a "Regulated Investment Company" under Subchapter M of the Internal Revenue Code, and the Funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

INCOME AND EXPENSES

Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets of all Funds within the Company. Net investment income
(loss), other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for amounts related to the deferral of post-October and wash sale losses.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

ILLIQUID OR RESTRICTED SECURITIES

Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds intend to invest no more than 15% of net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to this limitation. As of March 31, 2005, the Funds held no illiquid or restricted securities.

GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

OTHER
Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds (specific identification). Dividend income is recognized on the ex-dividend date or as soon as this information is available to the Funds, and interest income is recognized on an accrual basis.

3. INCOME TAX INFORMATION

At September 30, 2004, the Emerging Growth Fund's most recently completed fiscal year end, the Fund had net realized capital loss carryovers expiring as follows:

2009                                       $   187,528
2010                                           208,436
2011                                        12,647,345
2012                                        19,365,048
------------------------------------------------------
                                           $32,408,357
------------------------------------------------------

To the extent that the Emerging Growth Fund realizes future net capital gains, taxable distributions to its respective shareholders will be offset by any unused capital loss carryover. During the fiscal year ended September 30, 2004, the Emerging Growth Fund utilized post-October capital losses of $20,143,957. The Emerging Growth Fund incurred losses in the amount of $25,163,801 from November 1, 2003 to September 30, 2004. As permitted by tax regulations, the Emerging Growth Fund intends to elect to defer and treat these losses as arising in the fiscal year ending September 30, 2005.

At September 30, 2004, the Funds' most recently completed fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

                                   Emerging       Total Quality
                                  Growth Fund    Management Fund
                                  -----------    ---------------
Cost of investments(a)           $ 650,175,492     $17,605,815
                                 -------------     -----------
Gross unrealized appreciation    $ 103,154,613     $ 3,665,273
Gross unrealized depreciation     (327,856,136)       (657,170)
                                 -------------     -----------
Net unrealized appreciation
 (depreciation) on investments   $(224,701,523)    $ 3,008,103
----------------------------------------------------------------
Undistributed ordinary income    $        --       $     1,184
Undistributed long-term capital
 gain                                     --              --
                                 -------------     -----------
Total distributable earnings     $        --       $     1,184
----------------------------------------------------------------
Other accumulated losses         $ (57,572,158)    $      --
                                 -------------     -----------
Total accumulated gains
 (losses)                        $(282,273,681)    $ 3,009,287
----------------------------------------------------------------

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to the deferral of losses on wash sales.

The Emerging Growth Fund paid no distributions during the six months ended March 31, 2005 or the year ended September 30, 2004.

The distributions paid by the Total Quality Management Fund during the six months ended March 31,

2005 and the period ended September 30, 2004, were characterized as follows:

                                    Total Quality Management
                                              Fund
                                      2005            2004
                                      ----            ----
Ordinary income                      $45,742        $ 22,013
Short-term capital gains                --           350,480
Long-term capital gains                 --           267,285

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Emerging Growth Fund were as follows:

                              Six Months Ended    Year Ended
                               March 31, 2005    September 30,
                                (Unaudited)          2004
                              ----------------   -------------
Class A:
 Shares sold                      1,236,940         7,178,931
 Shares redeemed                 (9,050,664)      (12,077,135)
--------------------------------------------------------------
 Net decrease                    (7,813,724)       (4,898,204)
Class I:
 Shares sold                        172,213           385,737
 Shares redeemed                   (373,155)         (457,575)
--------------------------------------------------------------
 Net decrease                      (200,942)          (71,838)
Class C:
 Shares sold                        508,502         1,042,624
 Shares redeemed                 (1,011,473)       (1,045,402)
--------------------------------------------------------------
 Net decrease                      (502,971)           (2,778)

Transactions in shares of the Total Quality Management Fund were as follows:

                                          December 1,
                      Six Months Ended   2003 through     Year Ended
                       March 31, 2005    September 30,   November 30,
                        (Unaudited)          2004            2003
                      ----------------   -------------   ------------
Class A:
 Shares sold                538,123                --             --
 Shares issued to
   holders from
   reinvestment of
   distributions                681                --             --
 Shares redeemed            (31,261)               --             --
---------------------------------------------------------------------
 Net increase               507,543                --             --
Class I:
 Shares sold                 30,326            25,892         10,376
 Shares issued to
   holders from
   reinvestment of
   distributions              2,645            50,876         34,735
 Shares redeemed           (239,844)         (188,903)      (187,181)
---------------------------------------------------------------------
 Net decrease              (206,873)         (112,135)      (142,070)
Class C:
 Shares sold                 25,514                --             --
 Shares issued to
   holders from
   reinvestment of
   distributions                 19                --             --
 Shares redeemed             (2,483)               --             --
---------------------------------------------------------------------
 Net increase                23,050                --             --

5. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Emerging Growth Fund for the six months ended March 31, 2005, were $47,158,148 and $125,149,719, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Total Quality Management Fund for the six months ended March 31, 2005 were $9,059,750 and $5,161,377, respectively. There were no purchases or sales of long-term U.S. government securities.

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its investment advisory agreement with the Funds, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at an annual rate of 1.00% applied to the daily net assets of each Fund.

U.S. Bancorp Fund Services, LLC, serves as accounting services agent, administrator, and transfer agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") with respect to each class of shares pursuant to which certain distribution and shareholder servicing fees may be paid to Centennial Lakes Capital, LLC (the "Distributor"). The Distributor is an affiliate of the Advisor. Under the terms of the Plan, each class of shares may be required to pay the Distributor (i) a distribution fee for the promotion and distribution of shares of up to 0.25% of the average daily net assets of each Fund attributable to Class A and Class I and up to 0.75% of the average daily net assets of each Fund attributable to Class C (computed on an annual basis) and (ii) a shareholder servicing fee for personal service provided to shareholders of up to 0.25% of the average daily net assets of each Fund attributable to all three classes (computed on an annual basis). Payments under the Plan with respect to Class A shares are currently limited to 0.35%, which represents a 0.10% distribution fee and a 0.25% shareholder servicing fee. Class C shares are currently incurring 1.00%, which represents a 0.75% distribution fee and a 0.25% shareholder servicing fee. The Distributor currently has no intention of charging any Rule 12b-1 fees in connection with the Class I shares. The Distributor is authorized to, in turn, pay all or a portion of these fees to any registered securities dealer, financial institution, or other person who renders assistance in distributing or promoting the sale of Fund shares, or who provides certain shareholder services to Fund shareholders, pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of Fund shares, or for any of its shareholder servicing expenses.

The Plan is a "reimbursement" plan, which means that the fees paid by the Funds under the Plan are intended to reimburse the Distributor for services rendered and commission fees borne up to the maximum allowable distribution and shareholder servicing fees. If the Distributor is due more money for its services rendered and commission fees borne than are immediately payable because of the expense limitation under the Plan, the unpaid amount is carried forward from period to period while the Plan is in effect until such time as it may be paid. As of March 31, 2005, there were $771,619 and $21,634 of unreimbursed distribution and shareholder servicing related expenses to be carried forward to future plan years for the Emerging Growth Fund and Total Quality Management Fund, respectively. Upon termination of the 12b-1 Plan, the Funds are not contractually obligated to continuing paying these excess costs. As such, these amounts have not been recorded as a liability in the Funds' records.

Distribution and shareholder servicing fees incurred by the Funds, related to Class A and Class C, for the six months ended March 31, 2005 were as follows:

                                             Class A
                                  Distribution     Shareholder
                                      Fees        Servicing Fees
                                  ------------    --------------
Emerging Growth Fund                $169,973         $424,933
Total Quality Management Fund          2,244            5,610

                                             Class C
                                  Distribution     Shareholder
                                      Fees        Servicing Fees
                                  ------------    --------------
Emerging Growth Fund                $98,320          $32,773
Total Quality Management Fund           668              223

The distribution and shareholder servicing fees retained by the Distributor, related to Class A and Class C shares, for the six months ended March 31, 2005 were as follows:

                                             Class A
                                  Distribution     Shareholder
                                      Fees        Servicing Fees
                                  ------------    --------------
Emerging Growth Fund                $ 12,985         $ 32,464
Total Quality Management Fund             28               72

                                             Class C
                                  Distribution     Shareholder
                                      Fees        Servicing Fees
                                  ------------    --------------
Emerging Growth Fund                $22,231          $ 7,410
Total Quality Management Fund           556              185

The Emerging Growth Fund and Total Quality Management Fund were advised that the Distributor advanced $42,422 and $2,031 of distribution and shareholder servicing fees related to Class C shares, respectively, for the six months ended March 31, 2005.

The Emerging Growth Fund and the Total Quality Management Fund were advised that the Distributor retained front-end sales charges on Class A shares of $15,685 and $2,032, respectively, for the six months ended March 31, 2005. The Emerging Growth Fund and the Total Quality Management Fund were also advised that the Distributor retained contingent deferred sales charges on Class C shares of $28,841 and $2, respectively, for the six months ended March 31, 2005.

7. OTHER AFFILIATES*

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of March 31, 2005 amounted to $12,753,150 representing 3.6% of net assets in the Emerging Growth Fund. Transactions during the six months ended March 31, 2005 in which the issuer was an "affiliated person" are as follows:

                                                              Emerging Growth Fund
                                    EMS
                               Technologies,       Endocardial          LeCroy        QuickLogic     Transgenomic,
                                  Inc.**        Solutions, Inc.**    Corporation**    Corporation        Inc.
                               -------------    -----------------    -------------    -----------    -------------

 September 30, 2004

 Balance

 Shares                             625,000          2,135,703            600,000      1,700,000       2,800,000

 Cost                           $11,986,594        $ 8,611,113        $12,823,169     $20,015,646     $9,398,334

Gross Additions

 Shares                                --                 --                 --             --           495,000

 Cost                           $      --          $      --          $      --       $     --        $  289,575

Gross Deductions

 Shares                              75,000          2,135,703            110,100           --              --

 Cost                           $ 1,758,509        $ 8,611,113        $ 3,210,115     $     --        $     --

March 31, 2005

 Balance

 Shares                             550,000               --              489,900      1,700,000       3,295,000

 Cost                           $10,228,085        $      --          $ 9,613,054     $20,015,646     $9,687,909
------------------------------------------------------------------------------------------------------------------

Realized gain (loss)            $  (606,563)       $15,620,943        $  (676,152)    $     --        $     --
------------------------------------------------------------------------------------------------------------------

Investment income               $      --          $      --          $      --       $     --        $     --
------------------------------------------------------------------------------------------------------------------

                                 Emerging Growth Fund

                                  Tut
                             Systems, Inc.       Total
                             -------------       -----
 September 30, 2004
 Balance
 Shares                         1,610,000
 Cost                         $11,513,745     $74,348,601
Gross Additions
 Shares                           490,000
 Cost                         $ 1,311,120     $ 1,600,695
Gross Deductions
 Shares                              --
 Cost                         $      --       $13,579,737
March 31, 2005
 Balance
 Shares                         2,100,000
 Cost                         $12,824,865     $62,369,559
---------------------------------------------------------
Realized gain (loss)          $      --       $14,338,228
---------------------------------------------------------
Investment income             $      --       $      --
---------------------------------------------------------

 * As a result of the Fund's beneficial ownership of the common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Fund, Company, or any other client of the Advisor.

** Security that was affiliated during the six months ended March 31, 2005, but not at March 31, 2005.

8. LINE OF CREDIT

The Emerging Growth Fund has a $50,000,000 line of credit with U.S. Bank, N.A. expiring July 31, 2005. The interest rate on any borrowings is the Bank's announced prime rate and borrowings would be for liquidity purposes. The Emerging Growth Fund pays a commitment fee equal to the amount of the line at a rate of 0.12% per annum. During the six months ended March 31, 2005, the Emerging Growth Fund did not draw upon the line of credit.

9. RELATED PARTY TRANSACTIONS

As of March 31, 2005, related parties of the Emerging Growth Fund beneficially owned 6,389,368 shares or 14.4% of the Fund's outstanding shares (1.8% of which was owned through the Advisor's profit sharing plan). As of March 31, 2005, the Advisor's profit sharing plan held 18,029 shares or 0.9% of the Total Quality Management Fund's outstanding shares.

10. FUND MERGER

On June 25, 2004, the Board of Directors of the Company approved the Agreement and Plan of Reorganization providing for the acquisition of General Securities Incorporated ("GSI"). At the close of business on September 30, 2004, the shares of GSI were merged into Class I shares of the Total Quality Management Fund, a newly formed shell portfolio which was organized solely to acquire the assets and continue business of GSI. GSI is the accounting survivor.

The value of the assets transferred at the time of the tax-free merger was $20,632,377. There were 1,754,266 Class I shares of the Total Quality Management Fund issued to shareholders of GSI. Net assets at the time of the merger included unrealized appreciation of $3,063,946.

NOTICE TO SHAREHOLDERS
MARCH 31, 2005 (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES -- A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-533-KOPP; (2) at www.koppfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2004 -- Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-888-533-KOPP; (2) at www.koppfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q -- The Funds file their complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Forms N-Q will also be available upon request by calling 1-888-533-KOPP.

Except for historical information, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor and/or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described in each Fund's current Prospectus, other factors bearing on this report include the accuracy of the advisor's forecasts and predictions and the appropriateness of the investment program designed by the advisor to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

[KOPP FUND LOGO]
(C)2005 Kopp Investment Advisors, LLC

DIRECTORS

John P. Flakne
Robert L. Stehlik
Thomas R. Stuart

OFFICERS

John P. Flakne, Chief Executive and Financial Officer, President and Treasurer Kathleen S. Tillotson, Executive Vice President, Secretary and Chief Compliance Officer
Gregory S. Kulka, First Vice President

INVESTMENT ADVISER

KOPP INVESTMENT ADVISORS, LLC
7701 France Avenue South, Suite 500
Edina, MN 55435
                                                         SEMI-ANNUAL REPORT 2005

                                                       KOPP EMERGING GROWTH FUND

                                                              KOPP TOTAL QUALITY
                                                                 MANAGEMENT FUND

ADMINISTRATOR AND TRANSFER AGENT

U.S. BANCORP FUND SERVICES, LLC

For overnight deliveries,    For regular mail deliveries,
use:                         use:
Kopp Funds, Inc.             Kopp Funds, Inc.
c/o U.S. Bancorp Fund        c/o U.S. Bancorp Fund
  Services, LLC              Services, LLC
Third Floor                  P.O. Box 701
615 E. Michigan Street       Milwaukee, WI 53201-0701
Milwaukee, WI 53202-5207

CUSTODIAN

U.S. BANK, N.A.
P.O. Box 701
Milwaukee, WI 53201-0701

DISTRIBUTOR

CENTENNIAL LAKES CAPITAL, LLC
7701 France Avenue South, Suite 500
Edina, MN 55435

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
100 East Wisconsin Avenue, Suite 1500
Milwaukee, WI 53202

LEGAL COUNSEL

GODFREY & KAHN, S.C.
780 N. Water Street
Milwaukee, WI 53202

Kopp Funds, Inc. are distributed by Centennial Lakes Capital, LLC, a member of the NASD and an affiliate of Kopp Investment Advisors, LLC and the Funds.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or

    (b) under the Securities Exchange Act of 1934. Based on the review, such officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

     Incorporate by reference to previous Form N-CSR filing dated September 30, 2003.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Kopp Funds, Inc.
                       ---------------------------------------------------------

         By (Signature and Title) /s/ John P. Flakne
                                  ----------------------------------------------
                                  John P. Flakne, Chief Executive and
                                  Financial Officer, President, and Treasurer

         Date   6/7/05
                ----------------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ John P. Flakne
                                    --------------------------------------------
                                    John P. Flakne, Chief Executive and
                                    Financial Officer, President, and Treasurer

         Date  6/7/05
               -----------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.